                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

                                 March 31, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:      Delaware Group Global & International Funds (the "Trust")
         File Nos. 033-41034/811-06324
         Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of Prospectuses and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed from those filed in Post-Effective  Amendment No. 37
(the  "Amendment")  to the  Trust's  Registration  Statement  on Form N-1A.  The
Amendment,  which was filed with the U.S.  Securities  and  Exchange  Commission electronically on March 27, 2008, was effective on March 28, 2008.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8071.

                                       Sincerely,

                                       /s/ E. Taylor Brody
                                       E. Taylor Brody, Esq.

cc:      Emilia P. Wang, Esq.
         Jonathan Kopcsik, Esq.
         Bruce G. Leto, Esq.